Document And Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	RxSight, Inc.
Entity Central Index Key	0001111485
Entity Emerging Growth Company	false
Entity File Number	001-40690
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3268801
Entity Address, Address Line One	100 Columbia
Entity Address, City or Town	Aliso Viejo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92656
City Area Code	(949)
Local Phone Number	521-7830
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	RXST
Security Exchange Name	NASDAQ